BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2025	Nov. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Cash and cash equivalents	$ 4,727,677	$ 10,100,000	$ 5,852,363		$ 7,151,800
Restricted cash	750,000		750,000		750,000
Total cash, cash equivalents and restricted cash	$ 5,477,677		$ 6,602,363	$ 10,657,716	$ 7,901,800	$ 15,215,285